Summary of Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureTaxesLineItems [Line Items]
Current assets taxes	$ 163	$ 418
Current liabilities taxes	733	198
Current tax liabilities noncurrent	300	357
Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	133	391
Current liabilities taxes	725	156
Current tax liabilities noncurrent	300	357
Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	30	27
Current liabilities taxes	8	42
Income Taxes [Member] | Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current assets taxes	133	391
Current liabilities taxes		111
Tax Settlement Programs P R T [Member] | Country of domicile [member]
DisclosureTaxesLineItems [Line Items]
Current liabilities taxes	43	45
Current tax liabilities noncurrent	$ 300	$ 357